OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 9,834.1	$ 10,436.5
Liabilities	5,531.5	5,847.6
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total assets	6,131.8	5,852.4
Liabilities	1,260.1	1,142.0
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total assets	2,869.3	3,436.2
Liabilities	828.1	871.2
Unallocated amounts
Disclosure of operating segments [line items]
Total assets	833.0	1,147.9
Liabilities	$ 3,443.3	$ 3,834.4